Discontinued operations and assets classified as held for sale	12 Months Ended
Sep. 30, 2023
Discontinued operations and assets classified as held for sale
Discontinued operations and assets classified as held for sale

13.    Discontinued operations and assets classified as held for sale

Assets and liabilities classified as held for sale

(i) General Description

Arqit announced that through innovation in the delivery of its products, quantum satellite hardware was no longer required and that it intends to monetise (in whole or in part as a capacity sharing arrangement) its quantum satellite currently under construction. Following that announcement, the group initiated a partner search process to consider wholesale capacity sales or joint ventures, and received indications that an outright sale of the business might be viable. As a result, Arqit retained an adviser in May 2023 to assist in the process pursuing the sale of its satellite division amongst other potential transactions. The satellite division consists of satellite assets under construction, patents, customer contracts and an engineering team.

(ii) Assets and liabilities held for sale

The following major classes of assets and liabilities relating to these operations have been classified as held for sale in the consolidated statement of financial position as at 30 September:

	2023	2022	2021
	$'000	$'000	$'000
Property, plant and equipment	—	—	—
Investment property	—	—	—
Intangible assets	38,677	—	—
Trade and other receivables	—	—	—
Other financial assets	—	—	—
Assets held for sale	38,677	—	—

Deferred government grants	5,869	—	—
Employee benefits	—	—	—
Other financial liabilities	—	—	—
Liabilities held for sale	5,869	—	—

The impact on the statement of comprehensive income is as below:

	2023	2022	2021
	$'000	$'000	$'000
Other operating income	4,986	12,843	—
Administrative expenses	(1,471)	(1,176)	—
Profit from discontinued operations	3,515	11,667	—

The net cash flows associated with the discontinued operations are as follow:

	2023	2022	2021
	$'000	$'000	$'000
Net cash used in operating activities	4,986	12,843	—
Net cash used in investing activities	(12,438)	(25,021)	(8,881)
Net cash used in financing activities	1,316	2,161	2,459
Net cash flows for the year	(6,136)	(10,017)	(6,422)

Net cash flow of the assets held for sale is indicative of the cash investment Arqit made in developing the quantum satellite.